Note 7 - Past Due Financing Receivables (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Commercial And Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	$ 35,000	$ 225,000
Commercial And Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due		26,000
Commercial And Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	307,000	741,000
Commercial And Industrial [Member]
Loans, current balance	60,109,000	41,544,000
Loans, past due	342,000	992,000
Loans, total	60,451,000	42,536,000
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member]
Loans, current balance	16,039,000	22,137,000
Loans, past due	0	0
Loans, total	16,039,000	22,137,000
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,620,000	1,482,000
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	163,000	189,000
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	99,000	92,000
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	178,000
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	502,000	1,179,000
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	694,000	609,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, current balance	249,332,000	229,725,000
Loans, past due	2,221,000	2,753,000
Loans, total	251,553,000	232,478,000
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, current balance	246,141,000	230,903,000
Loans, past due	1,035,000	798,000
Loans, total	247,176,000	231,701,000
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	21,000	16,000
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	0	3,000
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	0	2,000
Consumer Portfolio Segment [Member]
Loans, current balance	4,476,000	4,837,000
Loans, past due	21,000	21,000
Loans, total	4,497,000	4,858,000
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	1,839,000	1,912,000
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	277,000	121,000
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	1,503,000	2,531,000
Loans, current balance	576,097,000	529,146,000
Loans, past due	3,619,000	4,564,000
Loans, total	$ 579,716,000	$ 533,710,000